Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 466	$ 176	$ 297
Deemed dividend		$ 92